Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canadian	$ 93	$ 583
Foreign	913	1,640
Income before income taxes, Total	$ 1,006	$ 2,223